Note 16 - Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Operating Leases

2019	$1,304
2020	471
2021	66

Total minimum lease payments	$1,841

Contractual Obligation, Fiscal Year Maturity [Table Text Block]
Year

2019	$488
2020	268
2021	151

Total	$907